INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax expense (benefit) computed at statutory rates	$ 52,650	$ (10,972)	$ (6,920)
Effect of different tax rates in different jurisdictions	(4,772)	6,108	(18,453)
Gain on acquisition	(10,450)		(33,280)
Tax benefits for which deferred taxes were not recorded	(23,489)	11,687	27,757
Unrecognized tax expense (benefit)	(6,212)	(11,153)	412
Permanent differences and other, net	(6,295)	(7,948)	5,742
Income tax expense (benefit)	$ 1,432	$ (12,278)	$ (24,742)